Share-Based Payment Transactions (Details Textual) $ / shares in Units, $ in Thousands	1 Months Ended					6 Months Ended		12 Months Ended
	May 31, 2017 $ / shares shares	Mar. 31, 2017 Number / Employees $ / shares shares	May 31, 2016 shares	May 26, 2016 USD ($) $ / shares shares	Feb. 29, 2016 Number / Employees Number / SeniorOfficer $ / shares shares	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares
Share-Based Payment Transactions (Textual)
Granted amount of options exercisable to ordinary shares	60,000	210,000	74,000	20,000	160,000
Exercise price of per shares | $ / shares	$ 0.90	$ 3.662		$ 1.43	$ 1.15				$ 0.07			$ 8.32
Grant period	48 months	48 months		4 years	4 years
Number of employees | Number / Employees		3			3
Number of senior officer | Number / SeniorOfficer					1
Issuance of ordinary shares			37,000	20,000
Issuance of addition ordinary shares			37,000
Share based payment expenses | $						$ 151	$ 424	$ 535		$ 192	$ 309	$ 322
weighted average remaining contractual life									8 years 4 months 17 days			8 years 10 months 10 days
NIS [Member]
Share-Based Payment Transactions (Textual)
Exercise price of per shares | $ / shares	$ 3.393			$ 5.376	$ 4.317
Directors [Member]
Share-Based Payment Transactions (Textual)
Granted amount of options exercisable to ordinary shares				74,000
Issuance of ordinary shares				37,000
Issuance of addition ordinary shares				37,000
Share based payment expenses | $				$ 74